Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Receipts from customers	$ 4,411	$ 3,535	$ 3,339
Payments to suppliers and employees	(2,583)	(2,433)	(2,408)
Cash generated from operations	1,828	1,102	931
Dividends received from joint ventures	148	77	91
Taxation refund	0	7	5
Taxation paid	(431)	(228)	(171)
Net cash inflow (outflow) from operating activities from continuing operations	1,545	958	856
Net cash inflow (outflow) from operating activities from discontinued operations	109	89	1
Net cash inflow (outflow) from operating activities	1,654	1,047	857
Cash flows from investing activities
Capital expenditure	(701)	(703)	(575)
Interest capitalised and paid	(17)	(6)	0
Acquisition of intangible assets	(1)	0	0
Dividends from other investments	9	0	2
Proceeds from disposal of tangible assets	3	3	10
Other investments acquired	(8)	(9)	(13)
Proceeds from disposal of other investments	9	3	7
Investments in associates and joint ventures	0	(5)	(8)
Proceeds from disposal of joint ventures	26	0	0
Loans advanced to associates and joint ventures	0	(3)	(5)
Loans repaid by associates and joint ventures	12	23	22
Recognition of joint operation - cash	2	0	0
Proceeds from disposal of discontinued assets and subsidiaries	200	0	0
Decrease (increase) in cash restricted for use	(9)	0	(6)
Interest received	27	14	5
Net cash inflow (outflow) from investing activities from continuing operations	(448)	(683)	(561)
Net cash inflow (outflow) from investing activities from discontinued operations	(31)	(54)	226
Cash in subsidiaries sold and transferred to held for sale	3	(6)	0
Net cash inflow (outflow) from investing activities	(476)	(743)	(335)
Cash flows from financing activities
Proceeds from borrowings	2,226	168	753
Repayment of borrowings	(2,310)	(123)	(967)
Repayment of lease liabilities	(47)	(42)
Finance costs - borrowings	(110)	(128)	(130)
Finance costs - leases	(8)	(9)
Other borrowing costs	(33)	0	(10)
Dividends paid	(47)	(43)	(39)
Net cash inflow (outflow) from financing activities from continuing operations	(329)	(177)	(393)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(329)	(177)	(393)
Net increase (decrease) in cash and cash equivalents	849	127	129
Translation	25	0	(5)
Cash and cash equivalents at beginning of year	456	329	205
Cash and cash equivalents at end of year	1,330	456	329
Project capital
Cash flows from investing activities
Capital expenditure	(331)	(336)	(170)
Stay-in-business capital
Cash flows from investing activities
Capital expenditure	$ (370)	$ (367)	$ (405)